Fair Value Measurements and Hedging - Schedule of Derivative Instrument (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
ING [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Mar. 29, 2020
Expiry	Mar. 29, 2026
Fixed Rate	0.70%
ING [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 29,960
ING [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 26,215
ING 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Apr. 02, 2020
Expiry	Oct. 02, 2025
Fixed Rate	0.70%
ING 2 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 39,375
ING 2 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 33,750
ING 3 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Apr. 03, 2020
Expiry	Apr. 03, 2023
Fixed Rate	0.675%
ING 3 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 16,157
ING 3 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 14,293
SEB [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Apr. 30, 2020
Expiry	Jan. 30, 2025
Fixed Rate	0.727%
SEB [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 58,885
SEB [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 51,072
Citi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Jul. 30, 2020
Expiry	Oct. 18, 2023
Fixed Rate	0.33%
Citi [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 104,450
Citi [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 86,200
Citi 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Aug. 10, 2020
Expiry	May 10, 2024
Fixed Rate	0.351%
Citi 2 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 56,075
Citi 2 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 49,587
Citi 3 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Jun. 22, 2020
Expiry	Dec. 20, 2023
Fixed Rate	0.338%
Citi 3 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 94,538
Citi 3 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 74,557
Citi 4 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Jun. 29, 2020
Expiry	Aug. 28, 2023
Fixed Rate	0.328%
Citi 4 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 56,915
Citi 4 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 44,075
Citi 5 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Jul. 21, 2020
Expiry	Jul. 21, 2023
Fixed Rate	0.325%
Citi 5 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 99,816
Citi 5 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 88,725
Citi 6 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Aug. 28, 2020
Expiry	May 28, 2024
Fixed Rate	0.352%
Citi 6 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 31,350
Citi 6 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 27,700
Citi 7 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Sep. 01, 2020
Expiry	Mar. 01, 2024
Fixed Rate	0.343%
Citi 7 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 33,390
Citi 7 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 30,298
ING July 20 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Jul. 06, 2020
Expiry	Jul. 06, 2026
Fixed Rate	0.37%
ING July 20 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 70,000
ING July 20 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 55,417
SEB 3 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Apr. 26, 2021
Expiry	Jan. 26, 2026
Fixed Rate	0.4525%
SEB 3 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 37,050
SEB 3 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 33,150
ABN [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Mar. 20, 2021
Expiry	Dec. 20, 2023
Fixed Rate	0.312%
ABN [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 84,548
ABN [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 74,557
NBG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inception	Jun. 28, 2021
Expiry	Jun. 28, 2023
Fixed Rate	0.65%
NBG [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 125,000
NBG [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 117,500